Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Property, Plant, and Equipment [Line Items]
Depreciation expense	$ 31,000	$ 9,000	$ 159,000
Impairment of property, plant and equipment	19,000		335,000
Net proceeds	82,000	333,000	$ 16,000
Property, plant and equipment with net carrying amount	389,000	$ 94,000
Collateral Pledged [Member]
Property, Plant, and Equipment [Line Items]
Property, plant and equipment with net carrying amount	$ 67